Other Income/Expenses - Summary of Other Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other income (expense) [Abstract]
Gain on accounts payable with expired legal term	₽ 516	₽ 115	₽ 222
Gain on royalty and other proceeds associated with disposal of Bluestone	474	121
Gain on accounts payable forgiveness and restructuring	447
Dividends received	0	3	8
Gain on sale of investments in equity securities	2
Gain on final settlements from subsidiaries' disposal occurred in previous years	0	194
Other income	56	165	112
Total	₽ 1,495	₽ 598	₽ 342